Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes (Details) [Line Items]
Effective income tax rate	0.00%	0.00%	83.50%
Deferred tax asset	$ 0	$ 0
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	25.00%
Operating loss carryforwards, description	The Company’s subsidiaries incorporated in the PRC has unused net operating losses (“NOLs”) available for carry forward to future years for PRC income tax reporting purposes up to five years.